Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 290,000	$ 446,000
Items not requiring (providing) cash
Provision for loan losses	400,000	540,000
Depreciation and amortization	284,000	275,000
Premium amortization on securities, net	281,000	177,000
Derivative valuation adjustment		3,000
Loans originated for sale	(6,052,000)	(6,884,000)
Proceeds from the sale of loans	6,392,000	6,481,000
Gains on sales of loans held for sale	(141,000)	(172,000)
(Gains) losses on sales of securities, net	8,000	(78,000)
Writedowns and loss on sales of other real estate owned	203,000	95,000
Stock options vested	53,000	64,000
Change in interest receivable and other assets	(93,000)	122,000
Change in interest payable and other liabilities	438,000	(140,000)
Net cash provided by operating activities	2,063,000	929,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of securities available for sale	422,000	2,247,000
Proceeds from maturities, calls, and paydowns of securities available for sale	3,193,000	18,091,000
Purchases of securities available for sale	(5,300,000)	(20,296,000)
Proceeds from maturities of interest-bearing time deposits	10,936,000	8,236,000
Purchases of interest-bearing time deposits	(3,686,000)	(8,018,000)
Net change in loans receivable	(4,621,000)	2,781,000
Proceeds from sales of other real estate owned	660,000	1,042,000
Net purchases of premises and equipment	(26,000)	(417,000)
Net cash provided by investing activities	1,578,000	3,666,000
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	(6,506,000)	(9,753,000)
Repayment of borrowings	(2,000,000)	(2,000,000)
Dividends paid	(168,000)	(401,000)
Net cash used in financing activities	(8,674,000)	(12,154,000)
Net change in cash and cash equivalents	(5,033,000)	(7,559,000)
Cash and cash equivalents at beginning of period	17,087,000	17,921,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 12,054,000